Additional Financial Information - Accounts Payable and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Trade payables	$ 150	$ 180
Personnel costs	290	336
Current portion of restructuring liabilities	53	55
Data and professional services	203	167
Interest payable	49	51
Other current liabilities	222	236
Total accounts payable and other current liabilities	$ 967	$ 1,025